Term loans (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total	$ 89,257,873	$ 95,428,301
Payable within 1 year (Member)
Statement Line Items [Line Items]
Total	14,541,774	95,428,301
Payable within 1 and 2 years (Member)
Statement Line Items [Line Items]
Total	9,216,973
Payable within 2 and 5 years (Member)
Statement Line Items [Line Items]
Total	24,948,779
Payable after 5 years (Member)
Statement Line Items [Line Items]
Total	$ 40,550,347